Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Beginning Balance	R$ 102,427	R$ 65,857	R$ 53,061
Currency translation adjustment of foreign subsidiaries	202,277	46,330	52,531
Effect of foreign currency exchange rate variation on financial instruments	(110,770)	(14,788)	(60,204)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	37,662	5,028	20,469
Ending Balance	R$ 231,596	R$ 102,427	R$ 65,857